Craig M. Garner Direct Dial: (858) 523-5407 Craig.Garner@lw.com	12636 High Bluff Drive, Suite 400 San Diego, California 92130-2071 Tel: +1.858.523.5400 Fax: +1.858.523.5450 www.lw.com

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November 3, 2008	Abu Dhabi Barcelona Brussels Chicago Doha Dubai Frankfurt Hamburg Hong Kong London Los Angeles Madrid Milan Moscow	Munich New Jersey New York Northern Virginia Orange County Paris Rome San Diego San Francisco Shanghai Silicon Valley Singapore Tokyo Washington, D.C.

File No. 028713-0007

VIA EDGAR AND FEDEX

Song P. Brandon, Esq.

Attorney-Advisor

Office of Mergers & Acquisitions

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-3628

Re:	Zhone Technologies

Schedule TO-I

Filed October 17, 2008

File No. 5-57033

On behalf of our client, Zhone Technologies, Inc. (the “Company”), we are responding to the Staff’s comment letter dated October 27, 2008 with respect to the above-referenced Tender Offer Statement on Schedule TO. Enclosed herewith is Amendment No. 1 to Schedule TO, which has been filed via EDGAR today. In addition, to facilitate the Staff’s review, we have provided separately via FedEx a marked copy showing the amendments made to the original Tender Offer Statement on Schedule TO filed on October 17, 2008.

For ease of reference, we have set forth the Staff’s comments and the Company’s responses below.

Schedule TO-I

Offer Document: (a)(1)(A)

1.	Please revise the cover page of the offering document to include the date you commenced the exchange offer. We understand that date to be October 17, 2008.

The Company has revised the cover page to address the Staff’s comment by including the date of commencement of the exchange offer.

November 3, 2008

Conditions of This Exchange Offer, page 13

2.	We note your disclosure that the board retains the authority in its “sole discretion, to extend, amend, withdraw or terminate” the exchange offer. The inclusion of offer conditions is permissible when determination of whether such conditions have been triggered is based on objective criteria, independently verifiable and outside of the offeror’s control. In your case, however, the language suggesting that your board in its “sole discretion” may terminate the offer for any reason at any time makes your offer an illusory offer and therefore, in contravention of Section 14(e). Please revise your document to remove these implications.

The Company has deleted the section of the Offering Memorandum entitled “Conditions of This Exchange Offer,” and all references thereto, to address the Staff’s comment.

Acceptance of Eligible Options for Exchange; Issuance of New Options, page 13

3.	We note your disclosure on page ii under the heading “Cancellation Date” where you indicate that the “Cancellation Date will be the same date as the Expiration Date and the New Option Grant Date.” Based on that language, it appears that new options will be granted on November 17, 2008, the Expiration Date of the exchange offer. However, we note your disclosure on page 13 where you provide that you will “issue new stock option agreements for the New Options as soon as administratively practicable after [you] accept the tendered Eligible Options . . . .” This sentence is confusing because it appears to imply that new options could be issued “as soon as administratively practicable” after the expiration date. If that is the case, you will have to revise your disclosure to indicate that issuance of the new options will occur promptly as oppose to “as soon as administratively practicable.” Please refer to Rule 13e-4(f)(5) of the Exchange Act. In the alternative, advise us and in particular, when new options as opposed to new stock option agreements, will be issued.

The Company confirms that it intends to grant the New Options on the Expiration Date of the exchange offer. However, the Company’s stock administrator, Morgan Stanley, has advised that it may take two to five business days thereafter for Morgan Stanley to process the cancellation of the Eligible Options that were surrendered pursuant to the exchange offer and to distribute the relevant documentation with respect to the grant of the New Options, including the distribution of the applicable stock option agreements. The Company has revised the Offering Memorandum to clarify that new stock option agreements will be provided “promptly” after tendered Eligible Options are accepted to address the Staff’s comment.

4.	In the same sentence referenced above, we note your disclosure that new stock options will be granted “as soon as administratively practicable after [you] accept the tendered Eligible Options, assuming you are still an employee, officer or director of Zhone or any of its subsidiaries on the New Option Grant Date.” (Emphasis added). Please revise to state that all employees, officers and directors who tender by the expiration date of the exchange offer will receive the consideration offered.

November 3, 2008

The Company has deleted the phrase “assuming you are still an employee, officer or director of Zhone or any of its subsidiaries on the New Option Grant Date” to address the Staff’s comment, as this caveat relates to the date of option grant, not the distribution of stock option agreements. The Company notes that, under the terms of the Zhone Technologies, Inc. Amended and Restated 2001 Stock Incentive Plan, the Company cannot grant options to anyone who is not an employee, officer or director on the date of grant. If an employee, officer or director of the Company or any of its subsidiaries terminated their employment or service prior to the New Option Grant Date, their options would not be accepted by the Company for tender, as noted in the definition of “Eligible Optionholders” and throughout the Offering Memorandum.

Withdrawal Rights, page 12

5.	You indicate that tendered stock options may be withdrawn at any time before the expiration date. Please revise this section to disclose the withdrawal rights provided in Rule 13e4(f)(2)(ii).

The Company has revised the Offering Memorandum to address the Staff’s comment regarding withdrawal rights.

Material United States Tax Consequences, page 23

6.	Provide an analysis supporting your reference to Treasury Department Circular 230 or delete the legend.

The Company has deleted the legend to address the Staff’s comment.

Miscellaneous, page 26

7.	We note your disclosure stating that the exchange offer includes forward-looking statements described in your 2007 Form 10-K as well as in Form 10-Q for the quarter ended June 30, 2008. In that regard, we note disclosure contained in both documents indicating that the forward-looking statements are “subject to the safe harbors created under the Securities Act of 1933 and the Securities Exchange Act of 1934.” Please note the safe harbor provision of Section 21E(c) of the Exchange Act is not available for any forward-looking statements made in connection with tender offers. In future filings, please clarify that forward-looking statements made in connection with a tender offer are not subject to the safe harbors created under the Exchange Act.

The Company has revised the Offering Memorandum to clarify that forward-looking statements made in connection with this tender offer are not subject to the safe harbors created under the Exchange Act.

November 3, 2008

Election Form – Exhibit (a)(1)(D)

8.	The form improperly asks option holders to certify that they have read and understand the terms of the offer. Please revise to delete the requirement that option holders certify that they have read and understand the terms of the offer. Alternatively, amend the form to include a legend in bold typeface that indicates Zhone neither views the certification made by option holders that they have read the offering materials as a waiver of liability and that Zhone promises not to assert that this provision constitutes a waiver of liability.

The Company has amended the form to address the Staff’s comment by including the legend described above.

In connection with responding to our comments, please provide, in writing, a statement from the company acknowledging that:

•	the company is responsible for the adequacy and accuracy of the disclosure in the filings;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In accordance with the Staff’s comment, attached as Annex A to this letter is a written statement from the Company acknowledging the foregoing.

* * * * *

Please call me at (858) 523-5407 with any questions or comments you may have.

Very truly yours,

/s/ Craig M. Garner
Craig M. Garner
of LATHAM & WATKINS LLP

cc:	Kirk Misaka, Zhone Technologies, Inc.

ANNEX A

Company Certification

Pursuant to the Staff’s comment letter dated October 27, 2008 to Zhone Technologies, Inc. (the “Company”) with respect to the Company’s Tender Offer Statement on Schedule TO, filed October 17, 2008, the Company hereby acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the Company’s filings;

•	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•	the Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Dated: November 3, 2008

/s/ Kirk Misaka
Kirk Misaka
Chief Financial Officer, Corporate Treasurer and Secretary